Income and Social Contribution Taxes - Summary of Reconciliation of Statutory on Income and Social Contribution Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Expense On Income And Social Contribution Taxes [abstract]
Income tax and Social Contribution tax rate	34.00%	34.00%	34.00%